Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Recurring Basis
Fair value measurements
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at June 30, 2024	(Level 1)	(Level 2)	(Level 3)	fair value
Equity investments	$263.0	$—	$4.5	$267.5
Warrants	—	10.5	—	10.5
Receivables from provisional concentrate sales	—	4.6	—	4.6
	$263.0	$15.1	$4.5	$282.6

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at December 31, 2023	(Level 1)	(Level 2)	(Level 3)	fair value
Equity investments	$241.8	$—	$4.6	$246.4
Skeena Convertible Debenture	—	—	24.8	24.8
Warrants	—	8.1	—	8.1
Receivables from provisional concentrate sales	—	5.7	—	5.7
	$241.8	$13.8	$29.4	$285.0